Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Acquisitions [Abstract]
Schedule of Aggregate Consideration Transferred for the Assets Acquired	The following table summarizes the aggregate consideration transferred for the assets acquired by the Company in connection with the Veru APA:
Consideration Transferred
Consideration transferred at closing	$6,000,000
Fair value of notes payable issued	12,947,000
Transaction costs	79,771
Total consideration transferred	$19,026,771
The acquisition-date fair value of the consideration transferred totaled approximately $65.1 million, which consisted of the following:
Consideration Transferred
Common stock	$875,484
Series B Preferred Stock	64,236,085
Total consideration transferred	$65,111,569
The following table summarizes the aggregate consideration transferred for the assets acquired by the Company in connection with the Veru APA:
Consideration Transferred
Consideration transferred at closing	$6,000,000
Fair value of notes payable issued	12,947,000
Transaction costs	79,771
Total consideration transferred	$19,026,771
The acquisition-date fair value of the consideration transferred totaled approximately $65.1 million, which consisted of the following:
Consideration Transferred
Common stock	$875,484
Series B convertible preferred stock	64,236,085
Total consideration transferred	$65,111,569

Schedule of Assets Acquired	The following table summarizes the assets acquired with the Veru APA:
Assets Recognized
Inventory	$1,120,000
ENTADFI Intangible	17,906,771
Total fair value of identifiable assets acquired	$19,026,771
The following table summarizes the assets acquired with the Veru APA:
Assets Recognized
Inventory	$1,120,000
ENTADFI® Intangible	17,906,771
Total fair value of identifiable assets acquired	$19,026,771

Schedule of Fair Value of the Proteomedix Stock Options	The fair value of the Proteomedix stock options assumed as part of the PMX Transaction was determined using a Black-Scholes option pricing model with the following significant assumptions:

Exercise price	$1.15 - 28.83
Stock price	$128.11
Term (years)	0.17 - 3.59
Expected stock price volatility	90%
Risk-free rate of interest	4.07% - 5.47%
The fair value of the Proteomedix stock options assumed as part of the PMX Transaction was determined using a Black-Scholes option pricing model with the following significant assumptions:

Exercise price	$1.15 - 28.83
Stock price	$128.11
Term (years)	0.17 - 3.59
Expected stock price volatility	90%
Risk-free rate of interest	4.07% - 5.47%

Schedule of Estimated Fair Values of Assets Acquired and Liabilities	The following table summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed at the acquisition date:
Net Assets Recognized
Cash	$1,056,578
Accounts receivable	87,445
Inventories	80,593
Prepaid expenses and other current assets	114,615
Right of use asset	149,831
Property and equipment, net	39,779
Trade name	9,018,000
Customer relationships	1,891,000
Product rights for developed technology	10,541,000
Goodwill	53,914,055
Total assets acquired	76,892,896
Accounts payable	(234,029)
Accrued expenses	(732,814)
Operating lease liability	(149,831)
Deferred tax liability	(2,994,669)
Pension benefit obligation	(548,384)
Note payable	(115,096)
Total liabilities assumed	(4,774,823)
Net assets	72,118,073
Less non-controlling interest	(7,006,504)
Net assets acquired	$65,111,569

The following table summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed at the acquisition date:
Net Assets Recognized
Cash	$1,056,578
Accounts receivable	87,445
Inventories	80,593
Prepaid expenses and other current assets	114,615
Right of use asset	149,831
Property and equipment, net	39,779
Trade name	9,018,000
Customer relationships	1,891,000
Product rights for developed technology	10,541,000
Goodwill	53,914,055
Total assets acquired	76,892,896
Accounts payable	(234,029)
Accrued expenses	(732,814)
Operating lease liability	(149,831)
Deferred tax liability	(2,994,669)
Pension benefit obligation	(548,384)
Note payable	(115,096)
Total liabilities assumed	(4,774,823)
Net assets	72,118,073
Less non-controlling interest	(7,006,504)
Net assets acquired	$65,111,569

Schedule of Consolidated Statements of Operations and Comprehensive Loss	In addition, the pro forma results are not necessarily indicative of the results of operations that actually would have been achieved had the PMX Transaction been consummated as of that date:
Unaudited For the Three Months Ended March 31, 2023
Revenue	$1,011,714
Net loss	2,576,001
The amounts of revenue and loss of Proteomedix, included in the Company’s consolidated statements of operations and comprehensive loss from the Acquisition Date through December 31, 2023 are as follows:
Revenue	$58,465
Net loss	$315,688
	Unaudited For the Years Ended December 31,
	2023	2022
Revenue	$2,601,310	$392,460
Net loss	38,577,046	16,326,247